Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	New Age Alpha Variable Funds Trust
Entity Central Index Key	0002013968
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000253501
Shareholder Report [Line Items]
Fund Name	NAA All Cap Value Series
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA All Cap Value Series for the period of January 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.NAAFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$88	0.84%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the period of January 1, 2024 to December 31, 2024, the fund returned 10.25%, underperforming the fund's benchmark the S&P 1500 Value Index, which returned 12.15% for the same period and underperforming the fund's secondary index, the Russell 3000 Value Index, which returned 13.98% for the same period.

We have successfully completed the reorganization of the Guggenheim Series O (All Cap Value Series) into the NAA All Cap Value Series and have fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from January 1, 2024 through October 25, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the relevant market conditions, investment strategies and techniques, and other drivers of the predecessor fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	NAA All Cap Value Series	Russell 3000® Value Index	S&P Composite 1500 Value Index TR
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$9,530	$9,587	$9,647
Dec-2016	$11,695	$11,351	$11,431
Dec-2017	$13,422	$12,848	$13,144
Dec-2018	$11,996	$11,746	$11,924
Dec-2019	$14,844	$14,831	$15,657
Dec-2020	$15,122	$15,257	$15,908
Dec-2021	$19,198	$19,128	$19,948
Dec-2022	$18,973	$17,601	$18,856
Dec-2023	$20,590	$19,653	$22,938
Dec-2024	$22,700	$22,400	$25,724

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
NAA All Cap Value Series	10.25%	8.87%	8.54%
Russell 3000® Value Index	13.98%	8.60%	8.40%
S&P Composite 1500 Value Index TR	12.15%	10.44%	9.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 89,880,275
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 382,069
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics

  Net Assets$89,880,275
  Number of Portfolio Holdings201
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$382,069
  Portfolio Turnover12%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Berkshire Hathaway, Inc. - Class B	3.3%
JPMorgan Chase & Co.	2.7%
Exxon Mobil Corporation	1.9%
Walmart, Inc.	1.5%
Bank of America Corporation	1.2%
UnitedHealth Group, Inc.	1.1%
Procter & Gamble Co. (The)	1.0%
Home Depot, Inc. (The)	1.0%
Chevron Corporation	0.9%
Citigroup, Inc.	0.8%

Material Fund Change [Text Block]

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253502
Shareholder Report [Line Items]
Fund Name	NAA Large Cap Value Series
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA Large Cap Value Series for the period of January 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.NAAFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$81	0.76%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the period of January 1, 2024 to December 31, 2024, the fund returned 13.46%, outperforming the fund's benchmark the S&P 500 Value Index, which returned 12.29% for the same period and underperforming the fund's secondary index, the Russell 1000 Value Index, which returned 14.37% for the same period.

We have successfully completed the reorganization of the Guggenheim Series B (Large Cap Value Series) into the NAA Large Cap Value Series and have fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from January 1, 2024 through October 25, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the relevant market conditions, investment strategies and techniques, and other drivers of the predecessor fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	NAA Large Cap Value Series	Russell 1000® Value Index	S&P 500® Value Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$9,492	$9,617	$9,687
Dec-2016	$11,524	$11,285	$11,372
Dec-2017	$13,345	$12,827	$13,119
Dec-2018	$12,074	$11,767	$11,944
Dec-2019	$14,708	$14,890	$15,758
Dec-2020	$15,033	$15,306	$15,972
Dec-2021	$19,096	$19,157	$19,949
Dec-2022	$18,844	$17,713	$18,907
Dec-2023	$20,591	$19,743	$23,110
Dec-2024	$23,362	$22,580	$25,950

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 198,674,018
Holdings Count | Holding	100
Advisory Fees Paid, Amount	$ 786,647
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

  Net Assets$198,674,018
  Number of Portfolio Holdings100
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$786,647
  Portfolio Turnover8%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.2%
Exchange-Traded Funds	0.8%

Material Fund Change [Text Block]

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000249820
Shareholder Report [Line Items]
Fund Name	NAA Large Core Series
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA Large Core Series for the period of January 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.NAAFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$101	0.89%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the period of January 1, 2024 to December 31, 2024, the fund returned 25.88%, outperforming the fund's benchmark the S&P 500 Index, which returned 25.02% for the same period.

We have successfully completed the reorganization of the Guggenheim Series A (StylePlus Large Core Series) into the NAA Large Core Series and have fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from January 1, 2024 through October 25, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the relevant market conditions, investment strategies and techniques, and other drivers of the predecessor fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	NAA Large Core Series	S&P 500® Index
Dec-2014	$10,000	$10,000
Dec-2015	$10,150	$10,138
Dec-2016	$11,505	$11,351
Dec-2017	$14,061	$13,829
Dec-2018	$13,138	$13,223
Dec-2019	$17,075	$17,386
Dec-2020	$20,282	$20,585
Dec-2021	$26,059	$26,494
Dec-2022	$20,672	$21,696
Dec-2023	$26,234	$27,399
Dec-2024	$33,022	$34,254

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
NAA Large Core Series	25.88%	14.10%	12.69%
S&P 500® Index	25.02%	14.53%	13.10%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 254,631,207
Holdings Count | Holding	102
Advisory Fees Paid, Amount	$ 1,174,935
InvestmentCompanyPortfolioTurnover	123.00%
Additional Fund Statistics [Text Block]

Fund Statistics

  Net Assets$254,631,207
  Number of Portfolio Holdings102
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$1,174,935
  Portfolio Turnover123%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.1%
Exchange-Traded Funds	0.9%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	7.7%
NVIDIA Corporation	6.7%
Microsoft Corp.	6.1%
Amazon.com, Inc.	4.1%
Alphabet, Inc. - Class A	3.0%
Meta Platforms, Inc.	2.5%
Tesla, Inc.	2.3%
Broadcom, Inc.	2.2%
Berkshire Hathaway, Inc. - Class B	1.7%
Booking Holdings, Inc.	1.6%

Material Fund Change [Text Block]

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253503
Shareholder Report [Line Items]
Fund Name	NAA Large Growth Series
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA Large Growth Series for the period of January 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.NAAFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$99	0.85%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the period of January 1, 2024 to December 31, 2024, the fund returned 32.18%, underperforming the fund's benchmark the S&P 500 Growth Index, which returned 36.04% for the same period and underperforming the fund's secondary index, the Russell 1000 Growth Index, which returned 33.36% for the same period.

We have successfully completed the reorganization of the Guggenheim Series Y (StylePlus Large Growth Series) into the NAA Large Growth Series and have fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from January 1, 2024 through October 25, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the relevant market conditions, investment strategies and techniques, and other drivers of the predecessor fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	NAA Large Growth Series	Russell 1000® Growth Index	S&P 500® Growth Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$10,549	$10,567	$10,552
Dec-2016	$11,469	$11,314	$11,280
Dec-2017	$14,922	$14,733	$14,375
Dec-2018	$14,379	$14,510	$14,374
Dec-2019	$19,257	$19,790	$18,848
Dec-2020	$26,550	$27,408	$25,157
Dec-2021	$33,924	$34,971	$33,210
Dec-2022	$23,513	$24,782	$23,444
Dec-2023	$32,897	$35,358	$30,485
Dec-2024	$43,484	$47,152	$41,483

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
NAA Large Growth Series	32.18%	17.69%	15.83%
Russell 1000® Growth Index	33.36%	18.96%	16.78%
S&P 500® Growth Index	36.04%	17.09%	15.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 59,454,204
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 186,759
InvestmentCompanyPortfolioTurnover	121.00%
Additional Fund Statistics [Text Block]

Fund Statistics

  Net Assets$59,454,204
  Number of Portfolio Holdings78
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$186,759
  Portfolio Turnover121%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.0%
Exchange-Traded Funds	2.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	9.2%
NVIDIA Corporation	7.4%
Microsoft Corp.	7.4%
Broadcom, Inc.	5.2%
Amazon.com, Inc.	4.7%
Meta Platforms, Inc.	4.6%
Tesla, Inc.	3.6%
Alphabet, Inc. - Class A	3.2%
Netflix, Inc.	2.7%
Eli Lilly & Co.	2.4%

Material Fund Change [Text Block]

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253504
Shareholder Report [Line Items]
Fund Name	NAA Mid Growth Series
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA Mid Growth Series for the period of January 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.NAAFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$100	0.92%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the period of January 1, 2024 to December 31, 2024, the fund returned 17.37%, outperforming the fund's benchmark the S&P MidCap 400 Growth Index, which returned 15.95% for the same period and underperforming the fund's secondary index, the Russell Mid Cap Growth Index, which returned 22.10% for the same period.

We have successfully completed the reorganization of the Guggenheim Series J (StylePlus Mid Growth Series) into the NAA Mid Growth Series and have fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from January 1, 2024 through October 25, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the relevant market conditions, investment strategies and techniques, and other drivers of the predecessor fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	NAA Mid Growth Series	Russell Midcap® Growth Index	S&P MidCap 400® Growth Index
Dec-2014	$10,000	$10,000	$10,001
Dec-2015	$9,992	$9,980	$10,203
Dec-2016	$10,857	$10,711	$11,709
Dec-2017	$13,535	$13,418	$14,042
Dec-2018	$12,574	$12,780	$12,590
Dec-2019	$16,685	$17,314	$15,900
Dec-2020	$22,042	$23,475	$19,520
Dec-2021	$25,059	$26,463	$23,210
Dec-2022	$18,098	$19,392	$18,809
Dec-2023	$22,878	$24,408	$22,099
Dec-2024	$26,853	$29,803	$25,621

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
NAA Mid Growth Series	17.37%	9.98%	10.38%
Russell Midcap® Growth Index	22.10%	11.47%	11.54%
S&P MidCap 400® Growth Index	15.95%	10.01%	9.87%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 157,974,966
Holdings Count | Holding	126
Advisory Fees Paid, Amount	$ 865,790
InvestmentCompanyPortfolioTurnover	165.00%
Additional Fund Statistics [Text Block]

Fund Statistics

  Net Assets$157,974,966
  Number of Portfolio Holdings126
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$865,790
  Portfolio Turnover165%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.6%
Exchange-Traded Funds	1.4%

Material Fund Change [Text Block]

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253505
Shareholder Report [Line Items]
Fund Name	NAA Small Cap Value Series
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA Small Cap Value Series for the period of January 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.NAAFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$117	1.12%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the period of January 1, 2024 to December 31, 2024, the fund returned 8.51%, outperforming the fund's benchmark the S&P SmallCap 600 Value Index, which returned 7.55% for the same period and outperforming the fund's secondary index, the Russell 2000 Value Index, which returned 8.05% for the same period.

We have successfully completed the reorganization of the Guggenheim Series Q (Small Cap Value Series) into the NAA Small Cap Value Series and have fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from January 1, 2024 through October 25, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the relevant market conditions, investment strategies and techniques, and other drivers of the predecessor fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	NAA Small Cap Value Series	Russell 2000® Value Index	S&P SmallCap 600 Value Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$9,338	$9,253	$9,333
Dec-2016	$11,823	$12,190	$12,256
Dec-2017	$12,260	$13,146	$13,667
Dec-2018	$10,707	$11,455	$11,939
Dec-2019	$13,125	$14,020	$14,869
Dec-2020	$12,997	$14,669	$15,246
Dec-2021	$16,400	$18,816	$19,963
Dec-2022	$15,787	$16,091	$17,759
Dec-2023	$17,411	$18,448	$20,403
Dec-2024	$18,892	$19,934	$21,946

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 53,193,837
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 353,737
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

  Net Assets$53,193,837
  Number of Portfolio Holdings128
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$353,737
  Portfolio Turnover15%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.4%
Exchange-Traded Funds	0.6%
Preferred Stocks	0.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Bath & Body Works, Inc.	2.5%
Comerica, Inc.	2.3%
Alaska Air Group, Inc.	2.1%
Mr. Cooper Group, Inc.	1.7%
Dycom Industries, Inc.	1.6%
Lincoln National Corp.	1.4%
IES Holdings, Inc.	1.4%
SL Green Realty Corporation	1.3%
Macerich Company (The)	1.2%
Ameris Bancorp	1.1%

Material Fund Change [Text Block]

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253506
Shareholder Report [Line Items]
Fund Name	NAA Small Growth Series
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA Small Growth Series for the period of January 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.NAAFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$111	1.04%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the period of January 1, 2024 to December 31, 2024, the fund returned 12.76%, outperforming the fund's benchmark the S&P SmallCap 600 Growth Index, which returned 9.63% for the same period and underperforming the fund's secondary index, the Russell 2000 Growth Index, which returned 15.15% for the same period.

We have successfully completed the reorganization of the Guggenheim Series X (StylePlus Small Growth Series) into the NAA Small Growth Series and have fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from January 1, 2024 through October 25, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the relevant market conditions, investment strategies and techniques, and other drivers of the predecessor fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	NAA Small Growth Series	Russell 2000® Growth Index	S&P SmallCap 600 Growth Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$9,871	$9,862	$10,278
Dec-2016	$11,199	$10,978	$12,556
Dec-2017	$13,705	$13,411	$14,412
Dec-2018	$12,293	$12,163	$13,828
Dec-2019	$15,450	$15,628	$16,750
Dec-2020	$20,366	$21,040	$20,033
Dec-2021	$21,698	$21,636	$24,565
Dec-2022	$15,924	$15,933	$19,387
Dec-2023	$19,270	$18,906	$22,702
Dec-2024	$21,728	$21,772	$24,888

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
NAA Small Growth Series	12.76%	7.06%	8.07%
Russell 2000® Growth Index	15.15%	6.86%	8.09%
S&P SmallCap 600 Growth Index	9.63%	8.24%	9.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 25,811,918
Holdings Count | Holding	127
Advisory Fees Paid, Amount	$ 91,928
InvestmentCompanyPortfolioTurnover	150.00%
Additional Fund Statistics [Text Block]

Fund Statistics

  Net Assets$25,811,918
  Number of Portfolio Holdings127
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$91,928
  Portfolio Turnover150%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Carpenter Technology Corporation	1.8%
Glaukos Corporation	1.7%
Allegheny Technologies, Inc.	1.7%
SPS Commerce, Inc.	1.5%
SPX Technologies, Inc.	1.5%
Badger Meter, Inc.	1.4%
Armstrong World Industries, Inc.	1.3%
Meritage Homes Corporation	1.3%
CSW Industrials, Inc.	1.3%
Federal Signal Corporation	1.3%

Material Fund Change [Text Block]

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253507
Shareholder Report [Line Items]
Fund Name	NAA Smid-Cap Value Series
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA Smid-Cap Value Series for the period of January 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.NAAFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$91	0.87%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the period of January 1, 2024 to December 31, 2024, the fund returned 9.05%, underperforming the fund's benchmark the S&P 1000 Value Index, which returned 10.36% for the same period and underperforming the fund's secondary index, the Russell 2500 Value Index, which returned 10.98% for the same period.

We have successfully completed the reorganization of the Guggenheim Series V (Smid Cap Value Series) into the NAA Smid-Cap Value Series and have fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from January 1, 2024 through October 25, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the relevant market conditions, investment strategies and techniques, and other drivers of the predecessor fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	NAA Smid-Cap Value Series	Russell 2500® Value Index	S&P 1000® Value Index
Dec-2014	$10,000	$10,000	$9,997
Dec-2015	$9,321	$9,451	$9,334
Dec-2016	$11,814	$11,833	$11,937
Dec-2017	$13,434	$13,059	$13,379
Dec-2018	$11,691	$11,445	$11,749
Dec-2019	$14,812	$14,142	$14,757
Dec-2020	$15,449	$14,832	$15,260
Dec-2021	$19,118	$18,953	$19,948
Dec-2022	$18,763	$16,473	$18,311
Dec-2023	$20,589	$19,105	$21,108
Dec-2024	$22,453	$21,204	$23,311

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
NAA Smid-Cap Value Series	9.05%	8.67%	8.42%
Russell 2500® Value Index	10.98%	8.44%	7.81%
S&P 1000® Value Index	10.36%	9.57%	8.83%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 143,401,936
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 735,982
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics

  Net Assets$143,401,936
  Number of Portfolio Holdings121
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$735,982
  Portfolio Turnover17%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%
Preferred Stocks	0.0%

Material Fund Change [Text Block]

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.

C000253508
Shareholder Report [Line Items]
Fund Name	NAA World Equity Income Series
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NAA World Equity Income Series for the period of January 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.NAAFunds.com. You can also request this information by contacting us at 833-840-3937.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	833-840-3937
Additional Information Website	www.NAAFunds.com
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
VIT	$91	0.86%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

For the period of January 1, 2024 to December 31, 2024, the fund returned 12.59%, underperforming the fund's benchmark the S&P Developed BMI Index, which returned 17.32% for the same period and underperforming the fund's secondary index, the MSCI World Index (Net), which returned 18.67% for the same period.

We have successfully completed the reorganization of the Guggenheim Series D (World Equity Income Series) into the NAA World Equity Income Series and have fully implemented the investment strategy outlined in the fund's prospectus. The portfolio transition has been executed in alignment with our investment philosophy and strategy. When analyzing the information provided in this document, it's important to note that the performance from January 1, 2024 through October 25, 2024, is the predecessor fund's performance, which Guggenheim Investments managed. Since we were not the manager during this period, we cannot comment on the relevant market conditions, investment strategies and techniques, and other drivers of the predecessor fund’s performance.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	NAA World Equity Income Series	MSCI World Index	S&P Developed BMI Index
Dec-2014	$10,000	$10,000	$10,000
Dec-2015	$9,933	$9,913	$9,974
Dec-2016	$10,964	$10,657	$10,831
Dec-2017	$12,615	$13,045	$13,382
Dec-2018	$11,584	$11,908	$12,148
Dec-2019	$14,064	$15,203	$15,496
Dec-2020	$14,999	$17,621	$18,119
Dec-2021	$18,259	$21,465	$21,830
Dec-2022	$16,594	$17,571	$17,838
Dec-2023	$18,632	$21,751	$21,997
Dec-2024	$20,979	$25,812	$25,806

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
NAA World Equity Income Series	12.59%	8.33%	7.69%
MSCI World Index	18.67%	11.17%	9.95%
S&P Developed BMI Index	17.32%	10.74%	9.94%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 111,162,138
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 494,699
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Fund Statistics

  Net Assets$111,162,138
  Number of Portfolio Holdings202
  Advisory Fee #ERROR:A result could not be returned because the conditional could not be evaluated to a True/False value ((history))$494,699
  Portfolio Turnover105%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.7%
Exchange-Traded Funds	1.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Berkshire Hathaway, Inc. - Class B	2.9%
JPMorgan Chase & Co.	2.3%
Exxon Mobil Corporation	1.7%
Walmart, Inc.	1.3%
UnitedHealth Group, Inc.	1.0%
Bank of America Corporation	1.0%
Chevron Corporation	0.9%
Cisco Systems, Inc.	0.8%
Procter & Gamble Co. (The)	0.8%
Costco Wholesale Corp.	0.8%

Material Fund Change [Text Block]

Changes in and Disagreements with Accountants

On December 3, 2024, Ernst & Young LLP (“EY”) resigned as the independent registered public accounting firm of the Funds, and the Audit Committee of the Board of Trustees approved Cohen & Company, Ltd. to serve as the independent registered public accounting firm of the Funds. There were no disagreements with EY during the Funds' two most recent fiscal years or any subsequent interim period.